9. Income tax	12 Months Ended
Dec. 31, 2019
Income Tax
Income tax

The major components of income tax during the years ended December 31, 2019, 2018 and 2017, are the following:

Consolidated statements of income and comprehensive income

Consolidated statement of income

	2019	2018	2017
	ARS 000	ARS 000	ARS 000

Current income tax
Income tax charge for the year	(6,955,388)	(8,486,629)	(2,911,706)
Adjustment related to current income tax for the prior year	27,900	(8,130)	75,019

Deferred income tax
Related to the net variation in temporary differences	1,182,246	(1,664,873)	1,173,486
Income tax	(5,745,242)	(10,159,632)	(1,663,201)

Consolidated statement of comprehensive income

	2019	2018	2017
	ARS 000	ARS 000	ARS 000

Income tax for the year related to items charged or credited directly to equity
Deferred income tax income (expense)	11,563	203,772	420,226
Income tax credited charged to other comprehensive income	11,563	203,772	420,226

The reconciliation between income tax in the consolidated statement of income and the accounting income multiplied by the statutory income tax rate for the years ended December 31, 2019, 2018 and 2017, is as follows:

	2019	2018	2017
	ARS 000	ARS 000	ARS 000

Income before income tax from continuing operations	14,406,097	36,171,554	8,541,310
Income before income tax from discontinued operations	—	505,823	1,817,207
Income before income tax	14,406,097	36,677,377	10,358,517

At statutory income tax rate of 30%	(4,321,830)	(11,003,212)	—
At statutory income tax rate of 35%	—	—	(3,625,481)
Share of the profit of associates	175,163	(23,313)	240,131
Adjustment related to current income tax for the prior year	27,900	(8,130)	73,943
Effect related to statutory income tax rate change	82,096	282,393	2,103,769
Effect of IFRIC 23 adoption	63,751	—	—
Effect related to the discount of income tax payable	(560,260)	1,122,483	130,070
Loss on net monetary position	(920,182)	(605,627)	(1,236,983)
Business combination tax effects	(194,965)	—	—
Others	(96,915)	(5,199)	51,380
	(5,745,242)	(10,240,605)	(2,263,171)
Income tax attributable to continuing operations	(5,745,242)	(10,159,632)	(1,663,201)
Income tax attributable to discontinued operations	—	(80,973)	(599,970)
	(5,745,242)	(10,240,605)	(2,263,171)

Deferred income tax

Deferred income tax relates to the following:

	Consolidated statement of financial position		Consolidated statement of income from continuing operations and statement of other comprehensive income
	12-31-2019	12-31-2018	2019	2018	2017
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Trade receivables	3,589	995	2,594	15,105	(674)
Provision for plant dismantling	—	—	—	(89,283)	(34,923)
Other financial assets	(275,414)	(224,629)	(50,785)	(135,569)	454,261
Employee benefit liability	80,022	66,857	13,165	(6,335)	(15,799)
Provisions and others	45,729	147,316 (1)	28,614	22,303	14,143
Investments in associates	(765,806)	(642,370)	(123,436)	(189,080)	(319,961)
Receivables and other non-financial liabilities	—	—	—	—	2,321
Property, plant and equipment - Material & spare parts - Intangible assets	(4,574,935)	(5,356,873)	781,938	(809,037)	584,277
Deferred income	(2,106,027)	(2,801,660)	695,633	(1,836,310)	910,065
Tax loss carry-forward	1,653,837	1,436,586	217,251	1,363,333	—
Tax inflation adjustment - Asset	449,144	—	449,144	—	—
Tax inflation adjustment - Liability	(820,309)	—	(820,309)	—	—
Deferred income tax (expense) income			1,193,809	(1,664,873)	1,593,710
Deferred income tax liabilities, net	(6,310,170)	(7,373,778)

(1) Includes 130,201 charged to retained earnings as effect of IFRIC 23 adoption.

As of December 31, 2019, the Group holds tax loss carry-forward in its subsidiaries for 1,653,838 that can be utilized against future taxable profit from such entities as described below:

	Expiration year
	2021	2022	2023	2024	Total

CP Achiras S.A.U.	—	—	279,906	141,824	421,730
CP La Castellana S.A.U.	313	22,742	576,312	240,785	840,152
CPR Energy Solutions S.A.U.	—	4	1,086	62,386	63,476
CP Manque S.A.U.	—	—	—	86,410	86,410
CP Los Olivos S.A.U.	—	—	—	2,639	2,639
Vientos La Genoveva S.A.U.	—	—	1,734	21,959	23,693
Vientos La Genoveva II S.A.U.	—	—	49,888	165,786	215,674
Proener S.A.U.	3	6	14	41	64
	316	22,752	908,940	721,830	1,653,838

Deferred income tax liability, net, disclosed in the consolidated statement of financial position

	Consolidated statement of financial position
	2019	2018
	ARS 000	ARS 000

Deferred income tax asset	1,134,060	1,609,682
Deferred income tax liability	(7,444,230)	(8,983,460)
Deferred income tax liability, net	(6,310,170)	(7,373,778)